Derivative financial instruments (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Forecast
Disclosure of detailed information about financial instruments [line items]
Hedging percentage	50.00%
Forecast | Minimum
Disclosure of detailed information about financial instruments [line items]
Rolling period (in months)	12 months
Forecast | Maximum
Disclosure of detailed information about financial instruments [line items]
Rolling period (in months)	18 months
Commodity risk
Disclosure of detailed information about financial instruments [line items]
Hedging percentage			90.00%	90.00%
Hedging percentage, next fiscal year		90
Hedging instrument, fiscal year 2021		37
Commodity risk | Minimum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage		70.00%
Commodity risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Hedging percentage		90.00%